Accounts and Other Receivables (Tables)	3 Months Ended
Mar. 31, 2025
Trade and other current receivables [abstract]
Summary of Accounts and Other Receivables

A summary of the Group’s accounts and other receivables as of March 31, 2025 and December 31, 2024 is outlined below:

	March 31, 2025	December 31, 2024
(in USD and thousands)
Credit card receivables	$87,891	$87,791
Accounts receivable	55,484	76,146
Indirect tax receivables	38,242	32,815
Yard receivables	32,047	26,670
Other	18,505	15,596
Total	$232,169	$239,018